Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,104,334,221	$ 1,796,948,887
EBP, Investment, Contract Value	85,404,701	92,795,035
EBP, Investment, Fair and Contract Value	2,189,738,922	1,889,743,922
EBP, Employer Contribution, Receivable	3,975,561	3,084,727
EBP, Note Receivable from Participant	24,540,339	22,600,711
EBP, Receivable	28,515,900	25,685,438
EBP, Net Asset Available for Benefit	$ 2,218,254,822	$ 1,915,429,360